Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
The following table shows the total compensation for each of our principal executive officers (each a “PEO”) and the average compensation for our other named executive officers during the last three fiscal years ended December 31, 2025, 2024, and 2023 compared to our net income and total shareholder return for the last three fiscal years.

Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(1)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return	Net Income
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	2,120,105	4,233,078	964,495	1,517,964	86	(269,767,000)
2024	4,339,303	163,397	1,817,413	734,056	22	(155,122,000)
2023	2,824,757	2,375,232	1,259,653	931,410	51	(118,464,000)
(1) For fiscal 2025, our
non-PEO
named executive officers were Guy Goodwin and Teri Loxam. For fiscal 2024, our non-PEO
named executive officers were Guy Goodwin, Teri Loxam and Matthew Owens. For fiscal 2023, our non-PEO
named executive officers were Guy Goodwin, Matthew Owens, Ekaterina Malievskaia and Michael Falvey.
(2) The 2025 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	2,120,105	964,495
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(1,036,603)	(280,746)
Add year end fair value all awards granted during 2025 that are outstanding and unvested as of the end of the fiscal year;	1,856,390	505,260

	PEO	Average of Non-PEO’s
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	966,036	268,052
Add for awards that were granted and vested in 2025, the fair value as of the vesting date	188,789	47,712
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2025	138,361	13,190
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2025, the amount equal to the fair value at the end of the prior fiscal year	—	—
Compensation Actually Paid for fiscal year 2025	4,233,078	1,517,964
(5) The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	4,339,303	1,817,413
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(3,407,620)	(1,197,449)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	774,210	299,090
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(1,618,908)	(213,287)
Add for awards that were granted and vested in 2024, the fair value as of the vesting date	254,795	42,927
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2024	(178,382)	(14,640)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024, the amount equal to the fair value at the end of the prior fiscal year	—	—
Compensation Actually Paid for fiscal year 2024	163,397	734,056
(6) The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	2,824,757	1,259,653
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(1,515,203)	(636,067)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	931,442	298,372
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	32,631	620
Add for awards that were granted and vested in 2023, the fair value as of the vesting date	74,709	74,709

	PEO	Average of Non-PEO’s
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2023	26,896	(11,276)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023, the amount equal to the fair value at the end of the prior fiscal year	—	(54,602)
Compensation Actually Paid for fiscal year 2023	2,375,232	931,410

Named Executive Officers, Footnote	For fiscal 2025, our
non-PEO
named executive officers were Guy Goodwin and Teri Loxam. For fiscal 2024, our non-PEO
named executive officers were Guy Goodwin, Teri Loxam and Matthew Owens. For fiscal 2023, our non-PEO
	named executive officers were Guy Goodwin, Matthew Owens, Ekaterina Malievskaia and Michael Falvey.
PEO Total Compensation Amount	$ 2,120,105	$ 4,339,303	$ 2,824,757
PEO Actually Paid Compensation Amount	$ 4,233,078	163,397	2,375,232
Adjustment To PEO Compensation, Footnote
(2) The 2025 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	2,120,105	964,495
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(1,036,603)	(280,746)
Add year end fair value all awards granted during 2025 that are outstanding and unvested as of the end of the fiscal year;	1,856,390	505,260

	PEO	Average of Non-PEO’s
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	966,036	268,052
Add for awards that were granted and vested in 2025, the fair value as of the vesting date	188,789	47,712
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2025	138,361	13,190
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2025, the amount equal to the fair value at the end of the prior fiscal year	—	—
Compensation Actually Paid for fiscal year 2025	4,233,078	1,517,964
(5) The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	4,339,303	1,817,413
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(3,407,620)	(1,197,449)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	774,210	299,090
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(1,618,908)	(213,287)
Add for awards that were granted and vested in 2024, the fair value as of the vesting date	254,795	42,927
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2024	(178,382)	(14,640)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024, the amount equal to the fair value at the end of the prior fiscal year	—	—
Compensation Actually Paid for fiscal year 2024	163,397	734,056
(6) The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	2,824,757	1,259,653
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(1,515,203)	(636,067)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	931,442	298,372
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	32,631	620
Add for awards that were granted and vested in 2023, the fair value as of the vesting date	74,709	74,709

	PEO	Average of Non-PEO’s
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2023	26,896	(11,276)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023, the amount equal to the fair value at the end of the prior fiscal year	—	(54,602)
Compensation Actually Paid for fiscal year 2023	2,375,232	931,410

Non-PEO NEO Average Total Compensation Amount	$ 964,495	1,817,413	1,259,653
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,517,964	734,056	931,410
Adjustment to Non-PEO NEO Compensation Footnote
(2) The 2025 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	2,120,105	964,495
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(1,036,603)	(280,746)
Add year end fair value all awards granted during 2025 that are outstanding and unvested as of the end of the fiscal year;	1,856,390	505,260

	PEO	Average of Non-PEO’s
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	966,036	268,052
Add for awards that were granted and vested in 2025, the fair value as of the vesting date	188,789	47,712
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2025	138,361	13,190
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2025, the amount equal to the fair value at the end of the prior fiscal year	—	—
Compensation Actually Paid for fiscal year 2025	4,233,078	1,517,964
(5) The 2024 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	4,339,303	1,817,413
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(3,407,620)	(1,197,449)
Add year end fair value all awards granted during 2024 that are outstanding and unvested as of the end of the fiscal year;	774,210	299,090
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	(1,618,908)	(213,287)
Add for awards that were granted and vested in 2024, the fair value as of the vesting date	254,795	42,927
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2024	(178,382)	(14,640)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2024, the amount equal to the fair value at the end of the prior fiscal year	—	—
Compensation Actually Paid for fiscal year 2024	163,397	734,056
(6) The 2023 compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executives reflects the following adjustments from total compensation reported in the Summary Compensation Table:

	PEO	Average of Non-PEO’s
Total compensation reported in the Summary Compensation Table	2,824,757	1,259,653
Deduct the equity compensation reported in the Summary Compensation Table in column (Stock Awards) and column (Option Awards),	(1,515,203)	(636,067)
Add year end fair value all awards granted during 2023 that are outstanding and unvested as of the end of the fiscal year;	931,442	298,372
Add change in fair value (from prior year-end) of prior year equity awards that are unvested and outstanding	32,631	620
Add for awards that were granted and vested in 2023, the fair value as of the vesting date	74,709	74,709

	PEO	Average of Non-PEO’s
Add the change in fair value (from prior year-end to vesting date) of prior year equity awards that vested in the 2023	26,896	(11,276)
Subtract for any awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during 2023, the amount equal to the fair value at the end of the prior fiscal year	—	(54,602)
Compensation Actually Paid for fiscal year 2023	2,375,232	931,410

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and TSR
As shown in the following graph, from 2023 to 2024, the compensation actually paid to our named executive officers as a group (excluding our PEO) and our PEO decreased and our TSR decreased. From 2024 to 2025, our TSR increased and our compensation actually paid to our PEO and to our named executive officers as a group (excluding the PEO) also increased. As discussed above in “
Executive Compensation—Primary Elements of Compensation Program
” we use a combination of short-term cash incentive compensation opportunities for our named executive officers, in the form of annual cash bonuses to incentivize and award delivery of the Company’s strategy and corporate objectives, and long-term equity incentive compensation consisting of share options, which provide value only if the market price of our shares increases and if the executive officer continues in our employment over the vesting period, and restricted share units, which provide value only if the executive officer continues in our employment over the vesting period. These equity awards strongly align our executive officers’ interests with those of our shareholders by providing a continuing financial incentive to maximize long-term value for our shareholders and by encouraging our executive officers to continue in our employment for the long-term.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Loss
As a late-stage clinical biotechnology company primarily focused on research and development of novel treatments for serious mental health conditions, our company has not historically utilized net income (loss) as a performance measure for our executive compensation program. For 2023, 2024 and 2025, our net loss increased. The compensation actually paid to our PEO increased significantly from 2024 to 2025 due to fair value of equity awards in 2025 and change in fair value of previous equity awards at the end of 2025 and the compensation actually paid to our named executive officers as a group (excluding our PEO) increased slightly from 2024 to 2025. The compensation actually paid to our named executive officers as a group (excluding our PEO) and the compensation actually paid to our PEO decreased from 2023 to 2024.

Total Shareholder Return Amount	$ 86	22	51
Net Income (Loss)	(269,767,000)	(155,122,000)	(118,464,000)
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,036,603)	(3,407,620)	(1,515,203)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,856,390	774,210	931,442
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	966,036	(1,618,908)	32,631
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	188,789	254,795	74,709
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,361	(178,382)	26,896
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(280,746)	(1,197,449)	(636,067)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	505,260	299,090	298,372
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	268,052	(213,287)	620
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,712	42,927	74,709
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,190	(14,640)	(11,276)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (54,602)